Securities Act File No. 333-_______

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.    ☐ Post-Effective Amendment No.
(Check appropriate box or boxes)

THE LAZARD FUNDS, INC.
(Exact Name of Registrant as Specified in its Charter)

Registrant’s Telephone Number, including Area Code: (212) 632-6000

c/o Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Address of Principal Executive Offices)

Nathan A. Paul, Esq.
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Service)

COPY TO:
Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

THE LAZARD FUNDS, INC.

Form N-14
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.		PROSPECTUS/PROXY STATEMENT CAPTION

Part A

Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page

Item 3.	Fee Table, Synopsis, and Risk Factors	Summary

Item 4.	Information about the Transaction	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganizations; Information About the Reorganizations; Exhibit A – Form of Agreement and Plan of Reorganization

Item 5.	Information about the Registrant	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganizations; Information About the Reorganizations; Additional Information about the Successor Funds and the Funds

Item 6.	Information about the Company Being Acquired	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganizations; Information About the Reorganizations; Additional Information about the Successor Funds and the Funds

Item 7.	Voting Information	Voting Information

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B		STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable

Item 12.	Additional Information about the Registrant	Statement of Additional Information of the Registrant (1)

Item 13.	Additional Information about the Company Being Acquired

Statement of Additional Information of Grubb & Ellis AGA Realty Income Fund, Grubb & Ellis AGA U.S. Realty Fund and Grubb & Ellis AGA International Realty Fund, series of Trust for Professional Managers (the “Trust”), dated September 28, 2010 (2)

Item 14.	Financial Statements	Annual Report of Grubb & Ellis AGA Realty Income Fund, Grubb & Ellis AGA U.S. Realty Fund, Grubb & Ellis AGA International Realty Fund, series of Trust, dated May 31, 2011 (3)

PART C

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

(1)	Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A, filed on June 17, 2011 (File No. 33-40682).

(2)	Incorporated herein by reference to Post-Effective Amendment No 203 to the Trust’s Registration Statement on Form N-1A, filed on September 28, 2010 (File No. 333-62298).

(3)	To be filed by amendment.

GRUBB & ELLIS AGA REALTY INCOME FUND
GRUBB & ELLIS AGA U.S. REALTY FUND
GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND
c/o Grubb & Ellis Alesco Global Advisors, LLC
400 El Camino Real, Suite 1250
San Mateo, California 94402

Dear Shareholder:

          As a shareholder of Grubb & Ellis AGA Realty Income Fund, Grubb & Ellis AGA U.S. Realty Fund and/or Grubb & Ellis AGA International Realty Fund (individually, the “Fund” or collectively, the “Funds”), you are being asked to vote on an Agreement and Plan of Reorganization for your Fund to transfer all of its assets in a tax-free reorganization to Lazard U.S. Realty Income Portfolio, Lazard U.S. Realty Equity Portfolio and Lazard International Realty Equity Portfolio (each, a “Successor Fund” or collectively, the “Successor Funds”), respectively, in exchange for Open Shares of the corresponding Successor Fund and the assumption by the Successor Fund of the Fund’s stated liabilities.

          If the Agreement and Plan of Reorganization is approved and consummated with respect to your Fund, you would no longer be a shareholder of your Fund, but would become a shareholder of the corresponding Successor Fund, each of which has substantially similar investment objectives and will employ an investment approach that is similar to the investment approach currently used for the Fund. The Funds are series of Trust for Professional Managers (the “Trust”), and the Successor Funds are series of The Lazard Funds, Inc. Grubb & Ellis Alesco Global Advisors, LLC (“Alesco”) is the investment adviser to the Funds, and Lazard Asset Management LLC (“Lazard”) is the investment adviser to the Successor Funds.

          Alesco has entered into an agreement with Lazard pursuant to which Lazard has agreed to purchase substantially all of the assets associated with the investment advisory business of Alesco, assuming satisfaction of the terms of the agreement. Subject to the approval of each Fund’s shareholders of the reorganization and the transactions described in the enclosed materials (collectively, the “Reorganizations”) at the shareholder meetings being called for this purpose, Lazard will provide the Successor Funds with investment management services. It is anticipated that each Fund’s current portfolio managers will become employees of Lazard and portfolio managers of the corresponding Successor Fund following the Reorganizations. Lazard or its affiliates also will assist in the operations of the Successor Funds, including the distribution of the Successor Funds’ shares. The Successor Funds were established solely for the purpose of effecting the Reorganizations and will carry on the business of the respective Funds and inherit their performance and financial records.

          After review, the Trust’s Board of Trustees has unanimously approved the proposed Reorganizations. The Trust’s Board of Trustees believes that the Reorganizations will permit the Funds’ shareholders to pursue substantially similar investment objectives and similar investment approaches in the respective Successor Funds. The Trust’s Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal for your Fund.

          Shareholders of Grubb & Ellis AGA International Realty Fund should be aware that affiliates of Alesco own a sufficient amount of the Fund’s outstanding voting securities to approve the proposed Reorganization for the Fund and have indicated that they will vote in favor of the proposal. Consequently, no further action is required, and shareholders are not required to submit a proxy. For the other two funds, your vote is extremely important, no matter how large or small your Fund holdings. If you own shares of more than one Fund on the record date for the meeting, please vote each proxy card separately on the proposal for each Fund in which you are a shareholder.

          To vote, you may use any of the following methods:

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

          Further information about the proposed Reorganizations is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call [TELEPHONE NUMBER].

Sincerely,

Jay P. Leupp
President and Chief Executive Officer Grubb & Ellis Alesco Global Advisors, LLC, Investment Adviser to the Funds

August [__], 2011

TRANSFER OF THE ASSETS OF

GRUBB & ELLIS AGA REALTY INCOME FUND
GRUBB & ELLIS AGA U.S. REALTY FUND
GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

TO AND IN EXCHANGE FOR SHARES OF

LAZARD U.S. REALTY INCOME PORTFOLIO
LAZARD U.S. REALTY EQUITY PORTFOLIO
LAZARD INTERNATIONAL REALTY EQUITY PORTFOLIO

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed Reorganizations.

What will happen to my investment in Grubb & Ellis AGA Realty Income Fund, Grubb & Ellis AGA U.S. Realty Fund and/or Grubb & Ellis AGA International Fund if the proposed Reorganizations are approved?

If the proposed Reorganizations of the Grubb & Ellis AGA Realty Income Fund, Grubb & Ellis AGA U.S. Realty Fund and Grubb & Ellis AGA International Realty Fund (individually, the “Fund” or collectively, the “Funds”) are approved by shareholders at the shareholder meetings being called for this purpose, Fund shareholders will become shareholders of Lazard U.S. Realty Income Portfolio, Lazard U.S. Realty Equity Portfolio and Lazard International Realty Equity Portfolio (each, a “Successor Fund” or collectively, the “Successor Funds”), respectively, series of an open-end investment company managed by Lazard Asset Management LLC (“Lazard”), on or about September 16, 2011 (the “Closing Date”), and will no longer be shareholders of the Funds. You will receive Open Shares of the Successor Fund corresponding to your Class A shares of a Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Funds will then cease operations and will be terminated as series of Trust for Professional Managers (the “Trust”).

What are the benefits of the proposed Reorganizations for me?

The Trust’s Board of Trustees believes that the Reorganizations will permit Fund shareholders to pursue substantially similar investment objectives and similar investment approaches in the Successor Funds, which will be managed by Lazard. It is anticipated that each Fund’s current portfolio managers will become employees of Lazard and portfolio managers of the corresponding Successor Fund following the Reorganizations. Lazard and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $[ __ ] billion, including approximately $[ __ ] billion in 27 U.S. mutual funds or other U.S.-registered investment companies, as of June 30, 2011. Lazard’s management experience, together with its substantial mutual fund distribution relationships, may provide the Successor Funds with a greater opportunity to attract assets than is currently available to the Funds (which collectively had $[ __ ] million in assets as of [ ____________ ], 2011). Lazard Asset Management Securities LLC, a wholly-owned subsidiary of Lazard, will distribute the Successor Funds’ shares. Each Successor Fund, as part of Lazard’s significant mutual fund business, will have lower per share operating expenses (after fee waivers and expense reimbursements) than the corresponding Fund. In addition, under management by Lazard, the Successor Funds will have access to additional portfolio management resources. Other potential benefits are described herein.

Do the funds have similar investment objectives and strategies?

Yes. Each Successor Fund and its corresponding Fund have substantially similar investment objectives and the same fundamental investment policies except that Lazard U.S. Realty Equity Portfolio is classified as a “non-diversified” investment company while Grubb & Ellis AGA U.S. Realty Fund is classified as a “diversified” investment company (as further discussed in the enclosed Prospectus/Proxy Statement). In addition, the investment management practices and non-fundamental investment policies (and related risks) of each of the Successor Funds are similar to those of the corresponding Fund in material respects although certain policies of the Successor Funds are broader than corresponding policies of the Funds, to allow the Successor Funds increased investment flexibility. For more information regarding the Successor Funds (including comparisons to the corresponding Funds), please refer to the enclosed Prospectus/Proxy Statement.

What are the tax consequences of the proposed Reorganizations?

The Reorganizations will not be taxable events for federal income tax purposes. Fund shareholders will not recognize any capital gain or loss as a direct result of the Reorganization of their Fund. A shareholder’s tax basis and holding period in his or her Fund shares will carry over to the shareholder’s shares in the corresponding Successor Fund. As a condition to the closing of each Reorganization, the relevant Fund and the corresponding Successor Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund’s shareholders, or the Successor Fund as a result of the Reorganization. Certain tax attributes of each Fund will carry over to the corresponding Successor Fund.

Will the proposed Reorganizations result in a higher management fee or higher total fund expenses?

No. Each Successor Fund has a lower management fee and lower per share operating expenses than the corresponding Fund (after fee waivers and expense reimbursements). In addition, Lazard has contractually agreed for a period of three years following the closings of the Reorganizations to waive its fees and, if necessary, reimburse the Successor Funds’ expenses, to the extent Total Annual Fund Operating Expenses exceed specified percentages of the average daily net assets of each Successor Fund’s Institutional Shares and Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of other investment companies in which a Successor Fund invests and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees.

Will I be charged a sales charge, contingent deferred sales charge (“CDSC”) or redemption fee at the time of the Reorganizations?

No. No sales charge, CDSC or redemption fee will be imposed at the time of the Reorganizations, although any redemption of a Successor Fund’s shares purchased after the Reorganization will be subject to the Successor Fund’s 1.00% redemption fee on shares owned for less than 30 days.

Who will pay the expenses of the proposed Reorganizations?

[________], and not the Funds or the Successor Funds, will pay the expenses directly related to the proposed Reorganizations.

How does the Trust’s Board of Trustees recommend I vote?

The Board of Trustees of the Trust has determined that reorganizing the Funds into new series of a currently operating investment company, with each of the Successor Funds having substantially similar investment objectives and a similar investment approach as the corresponding Fund, offers potential benefits to shareholders of the Funds. These potential benefits include:

•	continuity of portfolio management, because the current Fund portfolio managers are anticipated to become employees of Lazard and portfolio managers of the corresponding Successor Funds;

•	per share operating expenses for each Successor Fund will be lower (after fee waivers and expense reimbursements) than those of the corresponding Fund;

•	Lazard’s experience and resources in managing mutual funds and other investment companies; and

•	a greater opportunity to attract additional assets, which in the long-term may reduce per share operating expenses for each of the Successor Funds (although this cannot be guaranteed).

The Board of Trustees of the Trust believe that each proposed Reorganization is in the best interests of the relevant Fund and its shareholders. Therefore, the Trust’s Board of Trustees recommends that you vote FOR your Fund’s Reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	through the Internet, at the website address listed on your proxy card;

•	by telephone, with a toll-free call to the number listed on your proxy card;

•	by mail, with the enclosed proxy card and postage-paid envelope; or

•	in person at the meeting.

v

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. It is essential that shareholders who own shares in more than one Fund complete, date, sign and return each proxy card they receive. Thank you in advance for your vote.

GRUBB & ELLIS AGA REALTY INCOME FUND
GRUBB & ELLIS AGA U.S. REALTY FUND
GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

          To the Shareholders:

          A Special Joint Meeting of Shareholders of Grubb & Ellis AGA Realty Income Fund, Grubb & Ellis AGA U.S. Realty Fund and Grubb & Ellis AGA International Realty Fund (individually, the “Fund” or collectively, the “Funds”), series of Trust for Professional Managers (the “Trust”), will be held at the offices of the Funds’ administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, on Wednesday, September 14, 2011, at [ ____ ][a.m./p.m.], for the following purposes:

1.

With respect to each Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to the corresponding Lazard fund identified opposite the Fund’s name below (each, a “Successor Fund” or collectively, the “Successor Funds”), each a series of The Lazard Funds, Inc., in exchange for Open Shares of the corresponding Successor Fund having an aggregate net asset value equal to the value of the Fund’s net assets and the assumption by the Successor Fund of the Fund’s stated liabilities (each, the “Reorganization” or collectively, the “Reorganizations”):

Funds	Successor Funds

Grubb & Ellis AGA Realty Income Fund	Lazard U.S. Realty Income Portfolio
Grubb & Ellis AGA U.S. Realty Fund	Lazard U.S. Realty Equity Portfolio
Grubb & Ellis AGA International	Lazard International Realty Equity
Realty Fund	Portfolio

Open Shares of a Successor Fund received by the corresponding Fund in the Reorganization will be distributed by the Fund to its Class A shareholders in liquidation of the Fund, after which the Fund will cease operations and will be terminated as series of the Trust; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

          Shareholders of record at the close of business on July 29, 2011 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees

Rachel A. Spearo
Secretary

August [__], 2011

WE NEED YOUR PROXY VOTE

       A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, YOUR FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE YOUR FUND TO HOLD ITS MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

GRUBB & ELLIS AGA REALTY INCOME FUND
GRUBB & ELLIS AGA U.S. REALTY FUND
GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND
(Series of Trust for Professional Managers)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(877) 404-7822

To and in Exchange for Open Shares of the Corresponding Funds

LAZARD U.S. REALTY INCOME PORTFOLIO
LAZARD U.S. REALTY EQUITY PORTFOLIO
LAZARD INTERNATIONAL REALTY EQUITY PORTFOLIO
(Series of The Lazard Funds, Inc.)

30 Rockefeller Plaza
New York, New York 10112-6300
(800) 823-6300

PROSPECTUS/PROXY STATEMENT
August [__], 2011

Special Joint Meeting of Shareholders
To Be Held on Wednesday, September 14, 2011

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of Trust for Professional Managers (the “Trust”), on behalf of each of Grubb & Ellis AGA Realty Income Fund, Grubb & Ellis AGA U.S. Realty Fund and Grubb & Ellis AGA International Realty Fund (individually, the “Fund” or collectively, the “Funds”), to be used at the Special Joint Meeting of Shareholders (the “Meeting”) of the Funds to be held on Wednesday, September 14, 2011, at [ ___ ][a.m/p.m.]., at the offices of the Funds’ administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, for the purposes set forth in the accompanying Notice of Special Joint Meeting of Shareholders. Shareholders of record at the close of business on July 29, 2011 (the “Record Date”) are entitled to receive notice of and to vote at the Meeting.

          It is proposed that each of the Funds transfer all of its assets to Lazard U.S. Realty Income Portfolio, Lazard U.S. Realty Equity Portfolio and Lazard International Realty Equity Portfolio (each, a “Successor Fund” or collectively, the “Successor Funds”), respectively, in exchange for Open Shares of the corresponding Successor Fund and the assumption by the Successor Fund of the Fund’s stated liabilities, all as more fully described in this Prospectus/Proxy Statement (each, the “Reorganization” or collectively, the “Reorganizations”). Upon consummation of each Reorganization, the relevant Successor Fund Open Shares received by the corresponding Fund will be distributed to the Fund’s Class A shareholders, with each shareholder receiving a pro rata distribution of the Successor Fund’s shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Open Shares (or fractions thereof) of the corresponding Successor Fund equal in value to the aggregate net asset value of the shareholder’s Class A Fund shares as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Successor Funds that each Fund shareholder should know before voting on the proposal or investing in the Successor Funds.

          A Statement of Additional Information (“SAI”), dated August [__], 2011, relating to this Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission (the “Commission”) and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Successor Funds and the Funds. A copy of the SAI is available without charge by writing or calling The Lazard Funds, Inc., 30 Rockefeller Plaza, New York, New York 10112-6300 or (800) 823-6300.

Shares of the Successor Funds and the Funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Successor Funds, as in the Funds, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Successor Funds’ shares or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Funds and the Successor Funds are open-end management investment companies advised by Grubb & Ellis Alesco Global Advisors, LLC (“Alesco”) and Lazard Asset Management, LLC (“Lazard”), respectively. Each Successor Fund and its corresponding Fund have substantially similar investment objectives and the same fundamental investment policies except that Lazard U.S. Realty Equity Portfolio is classified as a “non-diversified” investment company while Grubb & Ellis AGA U.S. Realty Fund is classified as a “diversified” investment company (as further discussed in this Prospectus/Proxy Statement). In addition, the investment management practices and non-fundamental investment policies (and related risks) of each of the Successor Funds are similar to those of the corresponding Fund in material respects although certain policies of the Successor Funds are broader than corresponding policies of the Funds, to allow the Successor Funds increased investment flexibility. The Successor Funds were established solely for the purpose of effecting the Reorganizations and will carry on the business of the respective Funds and inherit their performance and financial records. The Successor Funds are series of The Lazard Funds, Inc. (the “Company”). A comparison of the key features of each Fund and the corresponding Successor Fund is set forth in this Prospectus/Proxy Statement.

          The Successor Funds’ Prospectus, dated August [__], 2011, accompanies this Prospectus/Proxy Statement and is incorporated into this Prospectus/Proxy Statement by reference. In addition, the Funds’ current Prospectus is incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Funds’ most recent Prospectus and the

Annual Report for their fiscal years ended May 31, 2011, please call your financial adviser, visit www.gbefunds.com, call 1-877-40-GRUBB (877-404-7822) or write to Grubb & Ellis AGA Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

          Shareholders of Grubb & Ellis AGA International Realty Fund should be aware that affiliates of Alesco own a sufficient amount of the Fund’s outstanding voting securities to approve the proposed Reorganization for the Fund and have indicated that they will vote in favor of the proposal. Consequently, no further action is required, and shareholders are not required to submit a proxy. Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any Fund shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. It is essential that shareholders who own shares in more than one Fund complete, date, sign and return each proxy card they receive.

          If the proposed Reorganizations are approved by one or two of the Funds, but not all three Funds, the Reorganization(s) will be implemented only for the Fund(s) that approved the Reorganization.

          Proxy materials will be mailed on or about August [__], 2011.

APPROVAL OF AGREEMENTS AND PLANS OF REORGANIZATION
PROVIDING FOR THE TRANSFER OF ALL OF THE FUNDS’ASSETS
TO THE SUCCESSOR FUNDS

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Successor Funds’ Prospectus, the Funds’ Prospectus and the Form of Agreement and Plan of Reorganization (the “Plan”) attached to this Prospectus/Proxy Statement as Exhibit A.

Proposed Transaction

          The Trust’s Board of Trustees, 75% of whose members are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust and none of whom are “interested persons” (as defined in the 1940 Act) of the Company, has unanimously approved the Plan for each Fund. The Plan provides that, subject to the requisite approval of the relevant Fund’s shareholders, on the date of the Reorganization with respect to the Fund, the Fund will assign, transfer and convey to the corresponding Successor Fund all of the assets of the Fund, including all securities, other investments and cash, in exchange for Open Shares of the corresponding Successor Fund having an aggregate net asset value equal to the value of the Fund’s net assets, and the Successor Fund will assume the Fund’s stated liabilities. Each Fund will distribute all Successor Fund shares received by it to its shareholders so that each Class A Fund shareholder will receive a pro rata distribution of the corresponding Successor Fund’s Open Shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated as a series of the Trust.

          As a result of the Reorganizations, each Fund shareholder will cease to be a shareholder of his or her Fund and will become a shareholder of the corresponding Successor Fund as of the close of business on the date of the Fund’s Reorganization. No sales charge, contingent deferred sales charge (“CDSC”) or redemption fee will be imposed at the time of the Reorganizations.

          The Trust’s Board of Trustees has unanimously concluded that each Reorganization is in the best interests of the relevant Fund and its shareholders and that the interests of the Fund’s existing shareholders will not be diluted as a result of the transactions contemplated thereby. See “Reasons for the Reorganizations.”

Federal Tax Consequences

          As a condition to the closing of each Reorganization, the relevant Fund and the corresponding Successor Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund’s shareholders, or the Successor Fund as a result of the Reorganization. Certain tax attributes of each Fund will carry over to the corresponding Successor Fund. See “Information about the Reorganizations — Federal Income Tax Consequences.”

Comparison of the Funds and the Successor Funds.

          The following discussion is primarily a summary of certain parts of the Funds’ Prospectus and the Successor Funds’ Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

          Investment Objectives and Principal Investment Strategies. Each Successor Fund and its corresponding Fund have substantially similar investment objectives and the same fundamental investment policies except that Lazard U.S. Realty Equity Portfolio is classified as a “non-diversified” investment company while Grubb & Ellis AGA U.S. Realty Fund is classified as a “diversified” investment company (as further discussed in this Prospectus/Proxy Statement). In addition, the investment management practices and non-fundamental investment policies (and related risks) of each of the Successor Funds are similar to those of the corresponding Fund in material respects although certain policies of the Successor Funds are broader than corresponding policies of the Funds, to allow the Successor Funds increased investment flexibility. Each of the Successor Funds, like each of the Funds, has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy. In addition, the investment objectives of each of the Successor Funds, like the investment objectives of each of the Funds, may be changed without the approval of shareholders upon 60 days’ notice to shareholders.

          Each Successor Fund, like its corresponding Fund, focuses its investments in “Realty Companies,” which are real estate-related companies of any size including, but not limited to, real estate investment trusts (“REITs”), real estate operating or service companies and companies in the homebuilding, lodging and hotel industries, as well as companies engaged in the healthcare, gaming, retailing, restaurant, natural resources and utility industries, and other companies whose investments, balance sheets or income statements are real-estate intensive (i.e., the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate). The Funds consider a company to be “real estate-related” or “real estate intensive” if at least 50% of the company’s actual or anticipated revenues, profits, assets, services or products are related to real estate including, but not limited to, the ownership, renting, leasing, construction, management, development or financing of commercial, industrial or residential real estate. The Funds determine whether a company is a “U.S. company” or an “International company” based on (1) whether the company is organized in the U.S. or a country or jurisdiction other than the U.S. or (2) whether 50% of its actual or anticipated revenues or profits are (i) generated in, its assets are located in, or its services or products are provided or sold in, the U.S. or (ii) generated outside of, its assets are located outside of, or its services or products are provided or sold outside of, the U.S.

          Alesco conducts proprietary quantitative, qualitative and on-site real estate analysis to select each Fund’s investments, which may include, as appropriate, research at the macroeconomic, sector, company and property level. Alesco may use macroeconomic analysis and property sector research, including domestic and international economic strength, the interest rate environment, broader stock market performance and property-level real estate trends as well as traditional supply and demand analysis. Alesco’s individual company research may consider a number of quantitative measures, including earnings growth potential, price to earnings or free cash flow multiples, price to net asset value ratios, dividend yield and potential for growth, return on equity and return on assets, as well as qualitative factors such as overall business and growth strategy and quality of management. As the portfolio managers of each Fund are anticipated to serve as the portfolio managers of the corresponding Successor Fund, Lazard will apply the same investment processes to the selection of securities.

          The Funds’ investment strategies may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to a Fund buying and selling all of the securities in the investment portfolio once during the course of the year. During the most recent fiscal year, the portfolio turnover rate for Grubb & Ellis AGA Realty Income Fund, Grubb & Ellis AGA U.S. Realty Fund and Grubb & Ellis AGA International Realty Fund was [____]%, [____]% and [____] %, respectively, of the average value of the respective Fund’s portfolio.

          Grubb & Ellis AGA Realty Income Fund and Lazard U.S. Realty Income Portfolio. The investment objectives and principal investment strategies of Grubb & Ellis AGA Realty Income Fund (the “Realty Income Fund”) and its corresponding Successor Fund, Lazard U.S. Realty Income Portfolio (the “Successor Realty Income Fund”) are described in the chart below.

	Realty Income Fund	Successor Realty Income Fund

Investment Objectives	Primary: current income through investment in real estate securities	Primary: current income

	Secondary: long-term capital appreciation	Secondary: long-term capital appreciation

Policy With Respect to Investment of 80% of Assets

Under normal circumstances, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets in dividend-paying common stocks and preferred stocks, including dividend-paying convertible preferred securities, of U.S. Realty Companies, preferably those securities having the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation.

Under normal circumstances, the Successor Fund invests at least 80% of its assets in dividend-paying common and preferred stocks, convertible securities and fixed income securities of U.S. Realty Companies, as well as certain synthetic instruments related to U.S. Realty Companies. Such synthetic instruments are investments that have economic characteristics similar to the Successor Fund’s direct investments in U.S. Realty Companies and may include warrants, rights, options and shares of exchange-traded funds (“ETFs”).

	Realty Income Fund	Successor Realty Income Fund

Certain Other Investments

Under normal circumstances, the Fund may invest up to 20% of its net assets in U.S. securities and instruments including fixed income securities of issuers of any size and any maturity, cash and cash equivalents, money market instruments and shares of other investment companies ETFs, the issuers of which need not be Realty Companies.

The Successor Fund may invest up to 20% of its assets in other securities and instruments of companies or entities (which need not be U.S. Realty Companies), including, but not limited to, securities of non-U.S. companies and other investment companies.

Diversification Status under the 1940 Act	Diversified	Diversified

Fixed Income Securities; Below Investment Grade Securities

Fixed income securities limited to 20% of net assets. The Fund’s investments in fixed income securities and preferred stock may include those rated below “investment grade” by a nationally recognized statistical rating organization (“NRSRO”), or that are unrated but judged to be below investment grade by Alesco.

No limit on investments in fixed income securities. The Successor Fund’s investments in preferred stock and convertible and fixed income securities may include securities which, at the time of purchase, are rated below “investment grade” by an NRSRO, or the unrated equivalent as determined by Lazard (“junk bonds”).

Non-U.S. Securities	No stated policy.	Up to 20% of assets in securities of non-U.S. companies.

Initial Public Offerings (“IPOs”)	No stated policy.	The Successor Fund’s investments may include securities purchased in IPOs.

Master Limited Partnerships (“MLPs”)	No stated policy.	The Successor Fund may invest up to 25% of its net assets in companies organized as MLPs and their affiliates.

Derivatives	No stated policy.	The Successor Fund may, but is not required to, write put and covered call options on securities and indexes, for hedging purposes or to seek to increase returns.

          Grubb & Ellis AGA U.S. Realty Fund and Lazard U.S. Realty Equity Portfolio. The investment objectives and principal investment strategies of Grubb & Ellis AGA U.S. Realty Fund (the “Realty Equity Fund”) and its corresponding Successor Fund, Lazard U.S. Realty Equity Portfolio (the “Successor Realty Equity Fund”) are described in the chart below.

	Realty Equity Fund	Successor Realty Equity Fund

Investment Objectives	Primary: total return through long term capital appreciation	Primary: long-term capital appreciation

	Secondary: current income, including interest and dividends from portfolio securities	Secondary: current income, including interest and dividends from portfolio securities

Policy With Respect to Investment of 80% of Assets	Under normal circumstances, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets in common, convertible and preferred stock of U.S. Realty Companies.

Under normal circumstances, the Successor Fund invests at least 80% of its assets in equity securities (including common, convertible and preferred stocks) of U.S. Realty Companies, as well as certain synthetic instruments related to U.S. Realty Companies. Such synthetic instruments are investments that have economic characteristics similar to the Successor Fund’s direct investments in U.S. Realty Companies and may include warrants, rights, options and shares of ETFs.

Certain Other Investments

Under normal circumstances, the Fund may invest up to 20% of its net assets in rights, warrants, other equity securities (including initial public offerings), and convertible and debt securities of U.S. Realty Companies. The Fund also may invest up to 20% of its net assets in equity and debt securities and instruments of U.S. companies or entities (which need not be Realty Companies) of any size, including, but not limited to, fixed income securities of any maturity, money market instruments, shares of ETFs and other investment companies, and cash and cash equivalents.

The Successor Fund may invest up to 20% of its assets in equity and fixed income securities and instruments of companies or entities (which need not be U.S. Realty Companies), including, but not limited to, securities of non-U.S. companies and other investment companies.

Diversification Status under the 1940 Act	Diversified	Non-diversified

	Realty Equity Fund	Successor Realty Equity Fund

Fixed Income Securities; Below Investment Grade Securities

Fixed income securities limited to 20% of net assets. The Fund’s investments in fixed income securities and preferred stock may include those rated below “investment grade” by a NRSRO, or that are unrated but judged to be below investment grade by Alesco.

Fixed income securities limited to 20% of assets. The Successor Fund’s investments in preferred stock and convertible and fixed income securities may include securities which, at the time of purchase, are rated below “investment grade” by an NRSRO, or the unrated equivalent as determined by Lazard (“junk bonds”).

Non-U.S. Securities	No stated policy.	Up to 20% of its assets in securities of non-U.S. companies.

IPOs	The Fund may purchase shares in IPOs.	The Successor Fund’s investments may include securities purchased in IPOs.

Derivatives	No stated policy.	The Successor Fund may, but is not required to, write put and covered call options on securities and indexes, for hedging purposes or to seek to increase returns.

          Grubb & Ellis AGA International Realty Fund and Lazard International Realty Equity Portfolio. The investment objectives and principal investment strategies of Grubb & Ellis AGA International Realty Fund (the “International Realty Fund”) and its corresponding Successor Fund, Lazard International Realty Equity Portfolio (the “Successor International Realty Fund”) are described in the chart below.

	International Realty Fund	Successor International Realty Fund

Investment Objectives	Primary: total return through long term capital appreciation	Primary: long-term capital appreciation

	Secondary: current income, including interest and dividends from portfolio securities	Secondary: current income, including interest and dividends from portfolio securities

	International Realty Fund	Successor International Realty Fund

Policy With Respect to Investment of 80% of Assets

Under normal circumstances, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets in equity securities (including common, convertible and preferred stocks) of International Realty Companies as well as certain synthetic instruments relating to International Realty Companies.

Under normal circumstances, the Successor Fund invests at least 80% of its assets in equity securities (including common, convertible and preferred stocks), of non-U.S. Realty Companies as well as certain synthetic instruments relating to non-U.S. Realty Companies. Such synthetic instruments are investments that have economic characteristics similar to the Successor Fund’s direct investments in non-U.S. Realty Companies and may include depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts, warrants, rights, options and shares of ETFs. The Successor Fund’s investments in non-U.S. companies may include securities of companies whose principal business activities are located in emerging market countries.

Certain Other Investments

Under normal circumstances, the Fund may invest up to 20% of its net assets in rights, other equity-linked securities, including initial public offerings, and debt securities of International Realty Companies. The Fund also may invest up to 20% of its net assets in equity and debt securities and instruments of International Companies or entities of any size other than Realty Companies, including, but not limited to, debt securities of any maturity, money market instruments, shares of ETFs and other collective investment funds, and cash and cash equivalents, except that certain synthetic securities including ADRs, and cash equivalents including: money market funds; bank short-term investment funds and deposits; repurchase agreements, and other cash equivalents. may be issued by or held in U.S. companies.

The Successor Fund may invest up to 20% of its assets in equity and fixed income securities and instruments of companies or entities (which need not be non-U.S. Realty Companies), including, but not limited to other investment companies and collective investment funds.

	International Realty Fund	Successor International Realty Fund

Diversification Status under the 1940 Act	Non-diversified	Non-diversified

Fixed Income Securities; Below Investment Grade Securities

Fixed income securities limited to 20% of net assets. The Fund’s investments in fixed income securities and preferred stock may include those rated below “investment grade” by a NRSRO, or that are unrated but judged to be below investment grade by Alesco.

Fixed income securities limited to 20% of assets. The Successor Fund’s investments in preferred stock and convertible and fixed income securities may include securities which, at the time of purchase, are rated below “investment grade” by an NRSRO, or the unrated equivalent as determined by Lazard (“junk bonds”).

Non-U.S. Securities

The Fund’s investments in International Realty Companies may include securities in emerging markets. The Fund will invest, directly or indirectly, in at least three different countries outside of the U.S.

The Successor Fund’s investments in non-U.S. companies may include securities of companies whose principal business activities are located in emerging market countries.

IPOs	The Fund may purchase shares in IPOs.	The Successor Fund’s investments may include securities purchased in IPOs.

Derivatives	No stated policy.

The Successor Fund may, but is not required to, enter into forward currency contracts and write put and covered call options on securities and indexes, for hedging purposes or to seek to increase returns.

          For more information on the Funds’ or the Successor Funds’ investment management policies, see “Summary Section—Principal Investment Strategies” in the Funds’ and the Successor Funds’ respective Prospectuses, “—Principal Risks, Related Risks and Disclosure of Portfolio Holdings” in the Funds’ Prospectus or “Additional Information About Principal Investment Strategies and Principal Investment Risks — Overview” and “Additional Information About Principal Investment Strategies” and “Investment Policies, Strategies and Associated Risks” in the Funds’ SAI or “Investments, Investment Techniques and Risks” in the Successor Funds’ SAI.

          Principal Investment Risks. The principal risks associated with an investment in a Fund and the corresponding Successor Fund are similar, although they may be described differently in the relevant Prospectus. In addition, since certain policies of the Successor Funds have been broadened to permit additional types of investments and to allow the Successor Funds increased investment flexibility, to the extent a Successor Fund pursues these additional investments, it may be subject to additional risks. The principal investment risks of investing in a Successor Fund, as described in the Successor Funds’ Prospectus, are discussed below. An investment in a Successor Fund, like an investment in a Fund, is not a bank deposit, it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and is not a complete investment program.

          Each Successor Fund is subject to the following risks (except as noted).

•

Equity securities risk; market risk. While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer’s value, such as investor perception. The market value of a convertible security tends to perform like that of a regular debt security so that, if market interest rates rise, the value of the convertible security falls. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised, in which case the warrant may expire without being exercised and result in a loss of the entire investment. The value of your investment in a Successor Fund will fluctuate, which means you could lose money.

•

Real estate risk. Since the Successor Funds focus their investments in Realty Companies, they could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by a Successor Fund may be determined to a great extent by the current status of the real estate industry in general, or on other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of a Successor Fund could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors or in a more broad-based portfolio generally.

The risks related to investments in Realty Companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of common stocks of non-Realty Companies traded on national exchanges, which may affect the ability to trade or liquidate those securities. An investment in a REIT may be adversely affected or lost if the REIT fails to comply with applicable laws and regulations. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. The Successor Funds, like the Funds, generally will have no control over the operations and policies of REITs and generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT. If a REIT fails to qualify as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), it is highly likely that the REIT will be subject to a substantial additional income tax liability that could cause it to liquidate investments, borrow funds under adverse conditions or, possibly, fail.

•

Small or mid cap company risk. Many Realty Companies are small and mid cap companies, which carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The securities of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when Lazard deems it appropriate.

•

Preferred securities risk. There are various risks associated with investing in preferred securities, including credit risk; interest rate risk; deferral and omission of distributions; subordination to bonds and other debt securities in a company’s capital structure; call and reinvestment risk; limited liquidity; limited voting rights; and special redemption rights.

○

Credit risk is the risk that a security held by a Successor Fund will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

○

Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Securities with longer periods before maturity may be more sensitive to interest rate changes.

	○	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

○

Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

○

During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. If this occurs, a Successor Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk.

○

Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a Successor Fund or at prices approximating the value at which a Successor Fund is carrying the securities on its books. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

○

In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by a Successor Fund.

•

Fixed income investment risk. While fixed income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. Fixed income securities are subject to credit risk, interest rate risk and call and reinvestment risk as described above for preferred securities. Investments in lower-rated, higher-yielding securities are subject to greater credit risk than higher rated investments. If there is a decline, or perceived decline, in the credit quality of a fixed income security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Successor Fund’s share price. Junk bonds tend to be more volatile, less liquid and are considered speculative. During unusual market conditions, a Successor Fund may not be able to sell certain securities at the time and price it would like.

•

Foreign securities risk. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The securities markets of emerging market countries can be extremely volatile. The Successor International Realty Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

•

Focused investments and non-diversification risk. Because the Successor Funds (particularly the Successor Realty Equity and the Successor International Realty Fund), may invest in a smaller number of issuers than other, more diversified, investment portfolios, their NAVs may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if a Successor Fund’s investments consisted of securities issued by a larger number of issuers.

•

Derivatives risk. Derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Over-the-counter options on securities and indexes and, for the Successor International Realty Fund only, forward currency contracts, are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-listed options in which a Successor Fund may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related index, security, currency or other reference asset. As such, a small investment could have a potentially large impact on a Successor Fund’s performance. Whether or not the Successor International Realty Fund engages in currency derivatives transactions, it may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Successor Fund to experience losses greater than if the Successor Fund had not engaged in such transactions.

•	IPO risk. Because IPO shares frequently are volatile in price, a Successor Fund may hold IPO shares for a very short period of time, increasing portfolio turnover rate.

•

Other investment companies and ETFs risk. Any investments in other investment companies and ETFs are subject to the risks of the investments of the investment companies and ETFs, as well as to the general risks of investing in investment companies and ETFs. Successor Fund shares will bear not only the Successor Fund’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of any other investment companies and ETFs in which the Successor Fund invests.

•	High portfolio turnover risk. A high portfolio turnover could result in higher brokerage costs and an increase in taxable distributions to shareholders.

          For more information on the Investment Risks to which the Funds and the Successor Funds are subject, see “Summary Section—Principal Risks” and “Principal Risks, Related Risks and Disclosure of Portfolio Holdings—Principal Risks of Investing in the Funds” in the Funds’ Prospectus or “Summary Section—Principal Investment Risks” and “Additional Information About Principal Investment Strategies and Principal Investment Risks—Additional Information About Principal Investment Risks” in the Successor Funds’ Prospectus and “Investment Policies, Strategies and Associated Risks” in the Funds’ SAI or “Investments, Investment Techniques and Risks “ in the Successor Funds’ SAI.

          Fees and Expenses. The Successor Funds have each agreed to pay Lazard a management fee at the annual rates shown below, which are lower than the fee currently paid by each Fund to Alesco. In addition, each Successor Fund, as part of Lazard’s significant mutual fund business, will have lower per share operating expenses than the corresponding Fund (after fee waivers and expense reimbursements).

          The fees and expenses set forth below are based on net assets and accruals of the Funds and the estimated net assets and accruals of the corresponding Successor Funds, as of the Funds’ fiscal years ended May 31, 2011. The “Pro Forma After Reorganization” operating expenses information is based on the net assets and accruals of each Fund and the corresponding Successor Fund, as of May 31, 2011, as adjusted showing the effect of the Reorganization had it occurred on such date. Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement set forth below reflect current fee waiver and/or expense reimbursement arrangements in effect. Annual Fund Operating Expenses are paid out of Fund or Successor Fund assets, as the case may be, so their effect is reflected in share price.

Annual Fund Operating Expenses
(as a percentage of average daily net assets)

	Realty Income Fund Class A	Successor Realty Income Fund Open Shares	Pro Forma After Reorganization Successor Realty Income Fund Open Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.00%	N/A	N/A
Maximum Deferred Sales Charge (load) (as a percentage of shares redeemed within 12 months of purchase)[1]	1.00%	N/A	N/A
Redemption Fee (as a percentage of amount redeemed)	1.00% (on shares held 90 days or less)	1.00% (on shares held 30 days or less)	1.00% (on shares held 30 days or less)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	1.17%	1.06%[2]	1.06%[2]
Acquired Fund Fees and Expenses	0.01%	0.01%[2]	0.01%[2]

Total Annual Fund Operating Expenses	2.43%	2.07%	2.07%
Fee Waiver/Expense Reimbursement[3]	0.94%	0.61%	0.61%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.49%	1.46%	1.46%

1	The deferred sales charge is only imposed on shares purchased at or above $1,000,000 that are redeemed within 12 months of purchase.

2

The amounts listed for the Successor Realty Income Fund’s “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated expenses for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the table.

3

Pursuant to an operating expense limitation agreement between Alesco and the Realty Income Fund, Alesco has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive generally of front-end or contingent deferred loads, interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees and expenses) do not exceed 1.48% of the Fund’s average net assets, through September 28, 2011, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees. This operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees. Alesco is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waives and Fund expenses it paid for a period of three fiscal years from the date of such waiver and/or reimbursement.

For the Successor Realty Income Fund, reflects a contractual agreement by Lazard to waive its fees and, if necessary, reimburse the Successor Fund for a period of three years following the closing of the Successor Fund’s Reorganization, to the extent Total Annual Portfolio Operating Expenses exceed 1.45% of the average daily net assets of the Successor Fund’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Company and Lazard to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between Lazard and the Company, on behalf of the Successor Fund.

Other than as described above, these agreements with respect to the Realty Income Fund and the Successor Realty Income Fund operate in a substantially similar manner except that Lazard is not permitted to seek subsequent reimbursement from the Successor Realty Income Fund.

	Realty Fund Class A	Successor Realty Fund Open Shares	Pro Forma After Reorganization Successor Realty Fund Open Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.00%	N/A	N/A
Maximum Deferred Sales Charge (load) (as a percentage of shares redeemed within 12 months of purchase)[4]	1.00%	N/A	N/A
Redemption Fee (as a percentage of amount redeemed)	1.00% (on shares held 90 days or less)	1.00% (on shares held 30 days or less)	1.00% (on shares held 30 days or less)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	4.41%	5.70%[5]	5.70%[5]
Acquired Fund Fees and Expenses	0.01%	0.01%[5]	0.01%[5]

Total Annual Fund Operating Expenses	5.67%	6.76%	6.76%
Fee Waiver/Expense Reimbursement[6]	3.73%	5.25%	5.25%

	Realty Fund Class A	Successor Realty Fund Open Shares	Pro Forma After Reorganization Successor Realty Fund Open Shares

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[6]	1.94%	1.51%	1.51%

4	The deferred sales charge is only imposed on shares purchased at or above $1,000,000 that are redeemed within 12 months of purchase.

5

The amounts listed for the Successor Realty Fund’s “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated expenses for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the table.

6

Pursuant to an operating expense limitation agreement between Alesco and the Realty Fund, Alesco has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive generally of front-end or contingent deferred loads, interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees and expenses) do not exceed 1.90% of the Fund’s average net assets, through September 28, 2011, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees. This operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees. Alesco is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waives and Fund expenses it paid for a period of three fiscal years from the date of such waiver and/or reimbursement.

For the Successor Realty Fund, reflects a contractual agreement by Lazard to waive its fees and, if necessary, reimburse the Fund for a period of three years following the closing of the Fund’s Reorganization, to the extent Total Annual Portfolio Operating Expenses exceed 1.50% of the average daily net assets of the Fund’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Company and Lazard to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between Lazard and the Company, on behalf of the Fund.

Other than as described above, these agreements with respect to the Realty Fund and the Successor Realty Fund operate in a substantially similar manner except that Lazard is not permitted to seek subsequent reimbursement from the Successor Realty Fund.

	International Realty Fund Class A	Successor International Realty Fund Open Shares	Pro Forma After Reorganization Successor International Realty Fund Open Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.00%	N/A	N/A
Maximum Deferred Sales Charge (load) (as a percentage of shares redeemed within 12 months of purchase)[7]	1.00%	N/A	N/A

	International Realty Fund Class A	Successor International Realty Fund Open Shares	Pro Forma After Reorganization Successor International Realty Fund Open Shares

Redemption Fee (as a percentage of amount redeemed)	1.00% (on shares held 90 days or less)	1.00% (on shares held 30 days or less)	1.00% (on shares held 30 days or less)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	0.90%	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	13.10%	12.44%[8]	12.44%[8]
Acquired Fund Fees and Expenses	0.01%	0.01%[8]	0.01%[8]

Total Annual Fund Operating Expenses	14.36%	13.60%	13.60%
Fee Waiver/Expense Reimbursement[9]	12.38%	11.99%	11.99%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[9]	1.96%	1.61%	1.61%

7	The deferred sales charge is only imposed on shares purchased at or above $1,000,000 that are redeemed within 12 months of purchase.

8

The amounts listed for the Successor International Realty Fund’s “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated expenses for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the table.

9

Pursuant to an operating expense limitation agreement between Alesco and the International Realty Fund, Alesco has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive generally of front-end or contingent deferred loads, interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees and expenses) do not exceed 1.95% of the Fund’s average net assets, through September 28, 2011, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees. This operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees. Alesco is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waives and Fund expenses it paid for a period of three fiscal years from the date of such waiver and/or reimbursement.

For the Successor International Realty Fund, reflects a contractual agreement by Lazard to waive its fees and, if necessary, reimburse the Successor Fund for a period of three years following the closing of the Fund’s Reorganization, to the extent Total Annual Portfolio Operating Expenses exceed 1.60% of the average daily net assets of the Fund’s Open Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Company and Lazard to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between Lazard and the Company, on behalf of the Fund.

Other than as described above, these agreements with respect to the International Realty Fund and the Successor International Realty Fund operate in a substantially similar manner except that Lazard is not permitted to seek subsequent reimbursement from the Successor International Realty Fund.

Examples

          The examples below are intended to help you compare the cost of an investment in each Fund with the cost of investing in the corresponding Successor Fund and other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that operating expenses remain the same, giving effect to the fee waiver in the first three years only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Realty Income Fund Class A Shares	Successor Realty Income Fund Open Shares	Successor Realty Income Fund Open Shares Pro Forma After Reorganization

1 Year		$149	$149
3 Years		$462	$462
5 Years		$935	$935
10 Years		$2,244	$2,244

	Realty Equity Fund Class A Shares	Successor Realty Equity Fund Open Shares	Successor Realty Equity Fund Open Shares Pro Forma After Reorganization

1 Year		$154	$154
3 Years		$477	$477
5 Years		$1,949	$1,949
10 Years		$5,409	$5,409

	International Realty Fund Class A Shares	Successor International Realty Fund Open Shares	Successor International Realty Fund Open Shares Pro Forma After Reorganization

1 Year		$164	$164
3 Years		$508	$508
5 Years		$3,261	$3,261
10 Years		$8,321	$8,321

          Past Performance. Performance information for the Successor Funds is not presented because the Successor Funds have not yet commenced operations. As accounting successors to the Funds, each Successor Fund will assume its corresponding Fund’s historical performance after the Reorganizations. The bar charts and tables below illustrate the risks of investing in the Successor Funds and Funds. The bar charts show the changes in the performance of each Fund’s shares from year to year. The tables compare the average annual total returns of each Fund’s shares to those of the below referenced indexes. Since Successor Fund shares are not subject to a sales load, sales loads are not reflect in the chart or the table for the Funds; if they were, the returns shown would have been lower. All returns assume reinvestment of dividends and distributions. Updated performance information, including current yield information for the Realty Income Fund, is available at www.gbefunds.com or by calling (877) 40-GRUBB. The Successor Funds’ past performance (before and after taxes) is not necessarily an indication of how the Successor Funds will perform in the future.

          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Realty Income Fund
Year-by-Year Total Returns as of 12/31 Each Year

+71.58%	+33.15%
2009	2010

Best Quarter	[Q2 ‘09	40.10%
Worst Quarter	Q1 ‘09	-13.67%]

The Fund’s year-to-date total return as of June 30, 2011 was [_____]%.

Realty Income Fund
Average Annual Total Returns as of 12/31/10

	1 Year	Since Inception (7/30/08)

Return Before Taxes	33.15%	16.62%
Return After Taxes on Distributions	[___]%	[___]%
Return After Taxes on Distributions and Sale of Fund Shares	[___]%	[___]%
Dow Jones U.S. Select Real Estate Securities Index[10] (reflects no deduction for fees, expenses or taxes)	28.47%	-0.49%
Merrill Lynch Fixed Rate Preferred Index[11] (reflects no deduction for fees, expenses or taxes)	13.66%	3.02%
S&P 500® Index[12] (reflects no deduction for fees, expenses or taxes)	15.06%	1.47%

The 30 day yield at June 30, 2011 was [___]%.

10

The Dow Jones U.S. Select Real Estate Securities Index (formerly the Dow Jones Wilshire Real Estate Securities Index) in an unmanaged index that measures the performance of publicly traded real estate securities including REITs and real estate operating companies traded in the U.S.

11	The Merrill Lynch Fixed Rate Preferred Index is an unmanaged index that includes perpetual preferred issues.

12

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is an unmanaged, a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

Realty Equity Fund
Year-by-Year Total Returns as of 12/31 Each Year

+59.47%	+35.55%
2009	2010

Best Quarter	[Q3 ‘09	36.29%
Worst Quarter	Q1 ‘09	-17.70%]

The Fund’s year-to-date total return as of June 30, 2011 was [____]%.

Realty Equity Fund
Average Annual Total Returns as of 12/31/10

	1 Year	Since Inception (12/31/08)

Return Before Taxes	35.55%	47.03%
Return After Taxes on Distributions	[___]%	[___]%
Return After Taxes on Distributions and Sale of Fund Shares	[___]%	[___]%
Dow Jones U.S. Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	28.47%	28.74%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	20.63%

International Realty Fund
Year-by-Year Total Returns as of 12/31 Each Year

+89.06%	+11.46%
2009	2010

Best Quarter	[Q2 ‘09	31.31%
Worst Quarter	Q4 ‘09	3.42%]

The Fund’s year-to-date total return as of June 30, 2011 was [____]%.

International Realty Fund
Average Annual Total Returns as of 12/31/10

	1 Year	Since Inception (12/31/08)

Return Before Taxes	11.46%	45.16%
Return After Taxes on Distributions	[___]%	[___]%
Return After Taxes on Distributions and Sale of Fund Shares	[___]%	[___]%
S&P/Citigroup World Property (ex. U.S.) Index[13] (reflects no deduction for fees, expenses or taxes)	18.09%	29.84%

13	S&P/Citigroup World Property (ex. U.S.) Index is an unmanaged index that measures the investable universe of publicly traded property companies in developed markets.

          Investment Manager. Lazard provides day-to-day management of each Successor Fund’s investments and assists in the overall management of the Company’s affairs. Lazard and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $[_____] billion, including approximately $[__] billion in 27 U.S. mutual funds or other U.S.-registered investment companies, as of June 30, 2011. Additional information is available at www.lazardnet.com.

          Primary Portfolio Managers. Jay P. Leupp, Lead Portfolio Manager of each of the Funds, is anticipated to become a portfolio manager/analyst on Lazard’s Real Estate team and a Managing Director of Lazard upon the closing of the Reorganizations and to be a portfolio manager of the Successor Funds from inception. Mr. Leupp is the President and Chief Executive Officer of Alesco, which he founded in 2005. Prior to that he was Managing Director of Real Estate Equity Research at RBC Capital Markets and Robertson Stephens & Co., Inc.

          David R. Ronco, Portfolio Manager of the Realty Income Fund and the Realty Fund, is anticipated to become a portfolio manager/analyst on Lazard’s Real Estate team and a Senior Vice President of Lazard upon the closing of the Reorganizations and to be a portfolio manager of the Successor Funds from inception. Currently Mr. Ronco is a Senior Investment Analyst and Portfolio Manager of Alesco, which he joined in 2006. Prior to that he was in the real estate and equity research groups at RBC Capital Markets and Robertson Stephens & Co., Inc.

          Board Members. The Board members for the Trust and the Company are different. None of the Board members for the Company is an “interested person” (as defined in the 1940 Act) of the Trust.

          Independent Registered Public Accounting Firm. The Successor Funds have selected [___________] as their independent registered public accounting firm. [____________] is the Funds’ independent registered public accounting firm.

          Capitalization. The Funds have classified their shares as Class A shares. The Successor Funds have classified their shares into two classes, Open Shares and Institutional Shares, which have not yet been offered to the public. The Funds’ Class A shares will be exchanged only for the Successor Funds’ Open Shares. The following table sets forth as of May 31, 2011: (1) the capitalization of the Funds’ shares, (2) the capitalization of the Successor Funds’ Open Shares and (3) the pro forma capitalization of the Successor Funds’ Open Shares, as adjusted showing the effect of each Reorganization had it occurred on such date.

	Realty Income Fund Class A	Successor Realty Income Fund Open Shares	Pro Forma After Reorganization Successor Realty Income Fund Open Shares

Total net assets		$0
Net asset value per share		N/A
Shares outstanding		0

	Realty Fund Class A	Successor Realty Fund Open Shares	Pro Forma After Reorganization Successor Realty Fund Open Shares

Total net assets		$0
Net asset value per share		N/A
Shares outstanding		0

	International Realty Fund Class A	Successor International Realty Fund Open Shares	Pro Forma After Reorganization Successor International Realty Fund Open Shares

Total net assets		$0
Net asset value per share		N/A
Shares outstanding		0

          Sales Charges. The Successor Funds do not impose any sales charges upon purchase or a CDSC upon redemption.

          Purchase Procedures. Shareholders of the Successor Funds may purchase additional shares on any business day through a brokerage account or by submitting their purchase requests to the Successor Funds’ transfer agent by telephone or mail, by mailing a check, by sending federal funds by wire, by automated clearing house funds or by exchange from another Successor Fund or other series of the Company. Investors may purchase or redeem Fund shares on any business day by written request, wire transfer, telephone or through a financial intermediary. Purchases also may be made by exchange from another Fund. For additional information, see “Shareholder Information—How to Buy Shares” and “—Investor Services” in the Successor Funds’ Prospectus and “How To Buy And How To Sell Shares” in the Successor Funds’ SAI for a discussion of purchase procedures for Open Shares of the Successor Funds.

          Distribution (12b-1) and Servicing Plans. The Trust has adopted a Distribution Plan (the “Plan”) for the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay the distributor of their shares a fee for the sale and distribution of each Fund’s shares (the “12b-1 Fee”) of up to 0.25% of a Fund’s average daily net assets annually. In addition, under the Plan Alesco may perform, or arrange for others to perform, certain shareholder functions. For these shareholder services, Alesco and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.23% of the average daily net assets of the Realty Income Fund and 0.25% of the average daily net assets of each of the Realty and International Realty Funds. A shareholder servicing fee is currently not being charged to the Funds.

          Open Shares of the Successor Funds are subject to a Distribution and Servicing Plan adopted by the Company’s Board pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution and Servicing Plan, the Successor Funds pay the distributor of their shares, for advertising, marketing and distributing each Successor Fund’s Open Shares and for the provision of certain services to the holders of Open Shares, a fee at the annual rate of 0.25% of the average daily net assets of each Successor Fund’s Open Shares. The distributor may make payments to one or more brokers and other financial intermediaries for providing these services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries and providing reports and other information, and services related to the maintenance of shareholder accounts.

          Redemption Procedures. Shareholders of the Successor Funds may redeem their shares through their brokerage account (if held through a brokerage account) or by submitting redemption requests to the Successor Funds’ transfer agent by telephone or mail. In general, orders to sell or redeem shares of the Funds may be placed either directly with the Funds or through a broker-dealer or financial institution. However, if you originally purchased your shares through a broker-dealer or financial institution, your redemption order must be placed with the same institution in accordance with the procedures established by that institution. For additional information, see “Shareholder Information—How to Sell Shares” in the Successor Funds’ Prospectus and “How To Buy And How To Sell Shares” in the Successor Funds’ SAI for a discussion of redemption procedures for Open Shares of the Successor Funds.

          Redemption Fee. Like the Funds, each Successor Fund will impose a redemption fee equal to 1.00% of the NAV of shares acquired by purchase or exchange and redeemed or exchanged within 30 days after such shares were acquired (90 days in the case of the Funds). This fee will be calculated based on the shares’ NAV at redemption and deducted from the redemption proceeds. The fee will be retained by each Successor Fund and used primarily to offset the transaction costs that short-term trading imposes on the Successor Fund and its remaining shareholders. Each Successor Fund, in its discretion, may waive or reverse the redemption fee as described in their Prospectus. The redemption fee may be waived, modified or terminated at any time, or from time to time, without advance notice. See “Shareholder Information—Redemption Fees” in the Fund’s Prospectus and “Shareholder Information—How to Sell Shares—Redemption Fee” in the Successor Funds’ Prospectus for additional information about redemption fees.

          Distributions. The dividend and distributions policies of the Funds and the Successor Funds are identical. For the Successor Realty Income Fund, dividends from net investment income, if any, are paid quarterly. Dividends from net investment income, if any, on the Successor Realty Equity and Successor International Realty Funds generally will be declared and paid annually. With respect to all of the Successor Funds, net realized capital gains, if any, will be distributed at least annually and may be declared and paid more frequently.

          Shareholder Services. The shareholder services offered by the Funds and by the Successor Funds with respect to Open Shares are similar except that shareholders of Open Shares of the Successor Funds enjoy exchange privileges with 17 other Lazard mutual funds in addition to exchange privileges among the Successor Funds. [The privileges you currently have with respect to your Fund account will transfer automatically to your Open Shares account with the Successor Funds.]

          Certain Organizational Differences Between the Successor Funds and the Funds. The Funds are separate series of the Trust, which is a Delaware statutory trust with [26] series that issue various classes of shares, and the rights of the Trust’s shareholders are governed by the Trust’s Declaration of Trust and By-Laws and applicable Delaware law. The Successor

Funds are separate series of the Company, which is a Maryland corporation with 20 series that each issues two classes of shares, and the rights of the Company’s shareholders are governed by the Company’s Articles of Incorporation and By-Laws and applicable Maryland law. Certain relevant differences between the two forms of organization are summarized below.

          Removal of a Board Member by Shareholders. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. Shareholders of the Trust may remove a Trustee at any meeting of shareholders by vote of shareholders owning at least two-thirds of the outstanding shares of the Trust. A Director of the Company may be removed by the shareholders at any meeting of the shareholders by vote of the shareholders owning at least a majority of the outstanding shares.

          Liability and Indemnification of Shareholders. The Trust’s Declaration of Trust states that no shareholders of the Trust shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by any of its series. In addition, the Declaration of Trust provides for indemnification of any shareholders held to be personally liable solely by reason of being or having been a shareholder of the Trust. Because shareholders of a corporation generally are not personally liable for activities of the Company, the Company’s charter contains no explicit provision for shareholder indemnification.

REASONS FOR THE REORGANIZATIONS

          The Board of Trustees of the Trust has concluded that each Reorganization is in the best interests of the relevant Fund and its shareholders, and the Board of Directors of the Company has determined that each Reorganization is in the best interest of the relevant Successor Fund. Lazard believes, and the Trust’s Board concurs, that shareholders have the potential to benefit from each Reorganization for several reasons.

•

Jay P. Leupp, Lead Portfolio Manager of each of the Funds, is anticipated to become a portfolio manager/analyst on Lazard’s Real Estate team upon the closing of the Reorganizations and be a portfolio manager of the Successor Funds from inception. David R. Ronco, Portfolio Manager of the Realty Income Fund and the Realty Equity Fund, is anticipated to become a portfolio manager/analyst on Lazard’s Real Estate team upon the closing of the Reorganizations and be a portfolio manager of the Successor Funds from inception. Consequently, the Reorganizations will provide the Successor Funds’ shareholders with continuity of portfolio management.

•

The per share operating expenses of each Successor Fund will be lower than that of the corresponding Fund (after fee waivers and expense reimbursements). For a period of three years following the closing of the Reorganization, the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement of the Successor Fund’s Open Shares (as a percentage of average daily net assets) will not be higher than, and may be less than, the Fund’s Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement as set forth in this Prospectus/Proxy Statement.

•

Shareholders have the potential to benefit from Lazard’s experience and resources in managing mutual funds and other investment companies. Lazard and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $[_____] billion, including approximately $[__] billion in 27 U.S. mutual funds or other U.S.-registered investment companies, as of June 30, 2011.

•

Lazard’s management experience, together with its substantial mutual fund distribution relationships, may provide the Successor Funds with a greater opportunity to attract additional assets than is currently available to the Funds (which collectively had $[__] million in assets as of June 30, 2011). Over the long-term, if this potential for a larger asset base is realized, it should reduce each of the Successor Fund’s per share operating expenses, although this cannot be guaranteed.

•

The Successor Funds do not charge sales loads upon the purchase of shares or CDSCs upon the redemption of shares, and the Successor Funds impose a redemption fee in respect of a shorter holding period.

•	The transaction will be tax free to Fund shareholders.

          The Board of Trustees of the Trust also considered that the Reorganizations present an opportunity for the Successor Funds to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Successor Funds.

          The Boards of the Trust and of the Company also considered that Lazard, as well as Lazard Asset Management Securities LLC (the Successor Funds’ principal distributor), will benefit from the Reorganizations. Because each Successor Fund will be the accounting survivor to the corresponding Fund and will assume the Fund’s performance record, Lazard expects to be able to increase the Successor Funds’ assets at a faster rate than would otherwise be possible if it began offering funds with similar objectives and no historical performance record. Future growth of assets benefits Lazard because it can be expected to increase the total amount of fees payable to Lazard and reduce the amount of fees and expenses, if any, required to be waived or reimbursed to maintain total annual operating expenses at agreed upon levels.

          In addition, the Boards of the Company and of the Trust (each, a “Board”) considered Lazard’s agreement to limit total annual operating expenses of each of the Successor Fund’s Open Shares for a two-year period following the Reorganizations.

          In determining whether to recommend approval of each Reorganization, each Board also considered (1) the terms and conditions of the Reorganization and, with respect to the relevant Fund, whether the Reorganization would result in dilution of shareholder interests; (2) the compatibility of the relevant Fund’s and its corresponding Successor Fund’s investment management policies and investment restrictions, as well as the similarity of the shareholder services offered by the Fund and the Successor Fund; (3) the expense ratio and information regarding the fees and expenses of the relevant Fund and the estimated expense ratio and information regarding the fees and expenses of the Open Shares of the corresponding Successor Fund; (4) for the Board of the Company, the performance of the relevant corresponding Fund, (5) the tax consequences of the Reorganization; and (6) that the costs to be incurred by the relevant Fund and the corresponding Successor Fund in connection with the Reorganization would be borne by Lazard, and not the Fund or the Successor Fund.

          For the reasons described above, the Board of Trustees of the Trust, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, unanimously approved each Reorganization. Similarly, the Board of Directors of the Company, including the Directors who are not “interested persons” (as defined in the 1940 Act) of the Company, unanimously approved each Reorganization.

INFORMATION ABOUT THE REORGANIZATIONS

Plan of Reorganization

          The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the relevant Fund’s shareholders, the corresponding Successor Fund will acquire all of the assets of the Fund in exchange for Open Shares of the Successor Fund and the assumption by the Successor Fund of the Fund’s stated liabilities on September 16, 2011 or such other date as may be agreed upon by the parties (the “Closing Date”). The number of Open Shares of the Successor Fund to be issued to the relevant Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the Class A shares of the Fund, generally computed as of the close of regular trading of the New York Stock Exchange (generally at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Funds and the Successor Funds will be valued in accordance with the valuation practices of the Successor Funds, which are described under the caption “Shareholder Information” in the Successor Funds’ Prospectus and under the caption “Determination of Net Asset Value” in the Successor Funds’ SAI.

          As soon as conveniently practicable after the Closing Date, each Fund will liquidate and distribute pro rata to its Class A shareholders of record, as of the close of business on the Closing Date, the corresponding Successor Fund’s Open Shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Successor Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Successor Fund shares due to the shareholder. After such distribution and the winding up of its affairs, each Fund will cease operations and will be terminated as series of the Trust. After the Closing Date, any outstanding certificates representing Fund shares will be canceled and the Successor Fund shares distributed to the Funds’ shareholders of record will be reflected on the books of the corresponding Successor Fund as uncertificated, book-entry shares.

          A Plan may be amended at any time prior to the relevant Reorganization. Each Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Trust, on behalf of a Fund, and the Company, on behalf of the corresponding Successor Fund, under the Plan are subject to various conditions, including approval by the Fund’s shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Trust, on behalf of the Fund, and the Company, on behalf of the Successor Fund.

          The total expenses of the Reorganizations are expected to be approximately $[____], which will be borne by [____] and not by the Funds or the Successor Funds. In addition to use of the mails, proxies may be solicited personally or by telephone, and [____] may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Trust’s Board. The cost of any such outside solicitation firm, which would be borne by [____] and not by the Funds or the Successor Funds, is estimated to be approximately $[__], which amount is included in the estimated total expenses of the Reorganizations listed above. The Funds, however, bear their respective portfolio transaction costs whether or not associated with the Reorganizations.

          By approving a Reorganization, Fund shareholders also are, in effect, agreeing to their corresponding Successor Fund’s investment objectives and policies, investment advisory and distribution arrangements, Board composition, and independent registered public accounting firm. If one or more of the Reorganizations are not approved by Fund shareholders, the Trust’s Board of Trustees will consider other appropriate courses of action with respect to the relevant Fund(s).

Federal Income Tax Consequences

          The exchange of each Fund’s assets for the corresponding Successor Fund’s Open Shares, the Successor Fund’s assumption of the Fund’s stated liabilities, and the Fund’s distribution of Open Shares to its shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of each Reorganization, the Fund and the corresponding Successor Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Successor Funds, substantially to the effect that, based on certain facts, qualifications, assumptions and representations and conditioned on consummation of the Reorganization in accordance with the Plan, for federal income tax purposes: (1) the transfer of all of the Fund’s assets to the Successor Fund in exchange solely for Successor Fund Open Shares and the assumption by the Successor Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Successor Fund Open Shares to Fund shareholders in complete liquidation of the Fund, will qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and each of the Fund and the Successor Fund will be “a party to a reorganization”; (2) no gain or loss will be recognized by the Successor Fund upon the receipt of the assets of the Fund in exchange solely for Successor Fund Open Shares and the assumption by the Successor Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Successor Fund in exchange solely for Successor Fund Open Shares and the assumption by the Successor Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Successor Fund Open Shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by the Fund’s shareholders upon the exchange of their Fund shares for Successor Fund Open Shares pursuant to the Reorganization; (5) the aggregate tax basis for the Successor Fund Open Shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Fund shareholder immediately prior to the Reorganization, and the holding period of those

Successor Fund Open Shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); (6) the tax basis of each Fund asset acquired by the Successor Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Successor Fund will include the period during which that asset was held by the Fund; and (7) for purposes of Section 381 of the Code, the Successor Fund will be treated as the Fund would have been had there been no reorganization. Accordingly, the taxable year of the Fund will not end on the effective date of the Reorganization and the tax attributes of the Fund will be taken into account by the Successor Fund as if there had been no reorganization. The Fund will not be required to file a federal income tax return for any portion of its taxable year ending on the effective date of the Reorganization. The delivery of such opinion is conditioned upon receipt by Stroock & Stroock & Lavan LLP of representations it shall request of the Successor Fund and the Fund.

          The Funds and the Successor Funds have not sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganizations.

          Sale of Portfolio Securities. As of the date hereof, it is not anticipated that portfolio securities currently held by any of the Funds will be sold in connection with the Reorganizations-either before the Reorganizations (by the Funds) or after the Reorganizations (by the Successor Funds). The Funds, however, may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective Fund. Any sales of portfolio securities by a Fund will be subject to any restrictions imposed by the Code with respect to the tax-free nature of the Fund’s Reorganization.

Required Vote and Board’s Recommendation

          With respect to each Fund, the Trust’s Board of Trustees has approved the Fund’s Plan and Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of the lesser of (a) 67% or more of a Fund’s voting securities present at the Meeting, if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund is required to approve the Plan and the Reorganization with respect to the Fund.

THE TRUST’S BOARD, INCLUDING THE TRUSTEES WHO ARE NOT
“INTERESTED PERSONS” (AS DEFINED IN THE 1940 ACT) OF THE TRUST,
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR”
APPROVAL OF THE PLAN AND THE REORGANIZATION OF THEIR FUND.

ADDITIONAL INFORMATION ABOUT THE SUCCESSOR FUNDS AND THE FUNDS

          Information about the Funds is incorporated by reference into this Prospectus/Proxy Statement from the Funds’ Prospectus, forming a part of the Trust’s Registration Statement on Form N-1A (File No. 333-62298). Information about the Successor Funds is incorporated by reference into this Prospectus/Proxy Statement from the Successor Funds’ Prospectus, forming a part of the Company’s Registration Statement on Form N-1A (File No. 33-40682). The Funds and the Successor Funds are subject to the requirements of the 1940 Act and the Securities Exchange Act of 1934, as amended, and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Funds and the Successor Funds may be inspected and copied at the public reference facilities maintained by the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of these documents can be viewed on-line or downloaded from www.sec.gov, www.gbefunds.com or www.lazardnet.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

          Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder’s identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide or confirm certain identifiable information and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder’s telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder’s instructions and to provide a telephone number to call immediately if the shareholder’s instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Trust or by attending the Meeting and voting in person.

          If a properly and returned proxy represents a broker “non-vote” (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, “abstentions”), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a “no” vote for the purpose of obtaining requisite approval for the proposal.

          The Meeting may be adjourned from time to time with respect to one or more Funds by a majority of the votes properly cast upon the question of adjourning the Meeting, whether or not a quorum is present. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. A quorum is constituted for the Funds by the presence in person or by proxy of the holders of one-third of each Fund’s outstanding shares entitled to vote at the Meeting.

          As of the Record Date, the following Fund shares were issued and outstanding:

Grubb & Ellis AGA Realty Income Fund Class A Shares Outstanding	Grubb & Ellis AGA U.S. Realty Fund Class A Shares Outstanding	Grubb & Ellis AGA International Realty Fund Class A Shares Outstanding

[ ]	[ ]	[ ]

          As of the Record Date the following shareholders were known by the Funds to own of record or beneficially 5% or more of the indicated class of the Funds’outstanding voting shares:

Name and Address	Percentage of Outstanding Shares Before and After Reorganization

Realty Income Fund
Class A Shares

Realty Equity Fund
Class A Shares

International Realty Fund
Class A Shares

          Shareholders of Grubb & Ellis AGA International Realty Fund should be aware that affiliates of Alesco own a sufficient amount of the Fund’s outstanding voting securities to approve the proposed Reorganization for the Fund and have indicated that they will vote in favor of the proposal.

          A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Fund.

          As of the Record Date, Trustees and officers of the Trust, as a group, owned less than 1% of each Fund’s outstanding shares, respectively. No Open Shares of the Successor Funds were outstanding as of such date.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Funds for their fiscal years ended May 31, 2011 have been incorporated herein by reference in reliance upon the report of [________], the Funds’ registered independent public accounting firm, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Trust’s Board of Trustees is are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

          Please advise the Trust, in care of U.S. Bancorp Fund Services, LLC, P.O. Box 701 Milwaukee, Wisconsin 53201-0701, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

          IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO VOTE BY INTERNET OR TELEPHONE OR TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT AND PLAN OF REORGANIZATION, dated as of June 29, 2011 (the “Agreement”), between TRUST FOR PROFESSIONAL MANAGERS (the “Trust”), a Delaware statutory trust, on behalf of GRUBB & ELLIS AGA [__________] FUND (the “Fund”), and THE LAZARD FUNDS, INC. (the “Company”), a Maryland corporation, on behalf of LAZARD [_____________] PORTFOLIO (the “Successor Fund”).

          This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Fund to the Successor Fund in exchange solely for the Successor Fund’s Open Shares (“Successor Fund Shares”) of common stock, par value $.001 per share, and the assumption by the Successor Fund of the liabilities of the Fund as described herein, and the distribution, after the Closing Date hereinafter referred to, of the Successor Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

          WHEREAS, the Fund is a series of the Trust, a registered, open-end management investment company, and the Successor Fund is a series of the Company, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Successor Fund is permitted to invest;

          WHEREAS, both the Fund and the Successor Fund are authorized to issue their shares of common stock;

          WHEREAS, the Trust’s Board of Trustees has determined that the Reorganization is in the best interests of the Fund and the Fund’s shareholders and that the interests of the Fund’s existing shareholders will not be diluted as a result of the Reorganization; and

          WHEREAS, the Company’s Board of Directors has determined that the Reorganization is in the best interests of the Successor Fund:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

          1.     THE REORGANIZATION.

                  1.1          Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Fund agrees to assign, transfer and convey to the Successor Fund all of the assets of the Fund, as set forth in paragraph 1.2, free and clear of all liens, encumbrances and claims whatsoever. The Successor Fund agrees in exchange therefor (a) to deliver to the Fund the number of Successor Fund Shares, including fractional Successor Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume the stated liabilities of the Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) as of the close of business on the closing date (the “Closing Date”), provided for in paragraph 3.1. In lieu of delivering certificates for the Successor Fund Shares, the Successor Fund shall credit the Successor Fund Shares to the

Fund’s account on the books of the Successor Fund and shall deliver a confirmation thereof to the Fund.

                  1.2          (a) The assets of the Fund to be acquired by the Successor Fund shall consist of all assets, including, without limitation, all portfolio securities, cash, cash equivalents, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends or interest and other receivables) and other property belonging to the Fund, and any deferred or prepaid expenses (collectively, the “Assets”). At least ten “Business Days” (any day the New York Stock Exchange (the “NYSE”) is open for regular trading) prior to the Valuation Date (as defined in paragraph 2.1), the Fund will provide the Successor Fund with an unaudited statement of assets and liabilities of the Fund prepared by the Fund’s administrator, U.S. Bancorp Fund Services, LLC (the “Administrator”), in accordance with U.S. generally accepted accounting principles (“GAAP”) consistently applied from the Fund’s prior audited period (except for the absence of notes or except in each case as otherwise described in the notes thereto).

                                 (b) At least five Business Days prior to the Valuation Date, the Successor Fund will advise the Fund of any investments of the Fund shown on the Fund’s schedule provided pursuant to paragraph 1.2(a) which the Successor Fund would not be permitted to hold (i) under its investment objectives, principal investment strategies or investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties to the Successor Fund in connection with facilitating the orderly transition of the Fund’s Assets. Under such circumstances, to the extent practicable, the Fund will, if requested by the Successor Fund and, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of Grubb & Ellis Alesco Global Advisors, LLC (“Alesco”), dispose of such investments prior to the Valuation Date. Notwithstanding the foregoing, nothing herein will require the Fund to dispose of any portfolio securities or other investments of the Fund, if, in the reasonable judgment of the Board of Trustees of the Trust or Alesco, such disposition would not be in the best interests of the Fund and its shareholders.

                  1.3          The Fund will endeavor to identify and, to the extent practicable, discharge all of its known liabilities and obligations before the Closing Date. The Successor Fund shall assume the liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by the Administrator, as of the Valuation Date, in accordance with GAAP consistently applied from the Fund’s prior audited period (except for the absence of notes or except in each case as otherwise disclosed in the notes thereto). The Successor Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

                  1.4          Delivery of the Fund’s Assets shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, the Successor Fund’s custodian (the “Custodian”), for the account of the Successor Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Successor Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Successor Fund.

                  1.5          The Fund will pay or cause to be paid to the Successor Fund any dividends and interest received on or after the Closing Date with respect to Assets transferred to the Successor Fund hereunder. The Fund will transfer to the Successor Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in the Assets transferred to the Successor Fund on the Closing Date and shall not be separately valued.

                  1.6          As soon after the Closing Date as is conveniently practicable, the Fund will distribute pro rata to holders of record of the Fund’s Class A shares, determined as of the close of business on the Closing Date (“Fund Shareholders”), the Successor Fund Shares received by the Fund pursuant to paragraph 1.1, and will completely liquidate and, promptly thereafter, terminate in accordance with applicable laws of the State of Delaware and federal securities laws. Such distribution and liquidation will be accomplished by the transfer of the Successor Fund Shares then credited to the account of the Fund on the books of the Successor Fund to open accounts on the share records of the Successor Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Successor Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund and will be null and void. Successor Fund Shares distributed to Fund Shareholders will be reflected on the books of the Successor Fund as uncertificated, book-entry shares; the Successor Fund will not issue share certificates in the Reorganization.

                  1.7          Ownership of Successor Fund Shares will be shown on the books of the Successor Fund’s transfer agent. Successor Fund Shares will be issued in the manner described in the Successor Fund’s then-current prospectus and statement of additional information.

                  1.8          Any transfer taxes payable upon issuance of the Successor Fund Shares in a name other than the registered holder of the Successor Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Successor Fund Shares are to be issued and transferred.

                  1.9          Any reporting responsibility of the Fund, including the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund’s existence is terminated.

                  1.10         As soon as practicable after the Closing Date, the Trust shall provide the Successor Fund with copies of all books and records that pertain to the Fund that the Successor Fund is required to maintain under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules of the Commission thereunder.

          2.     VALUATION.

                  2.1          The value of the Fund’s Assets to be acquired, and the amount of the Fund’s liabilities to be assumed, by the Successor Fund hereunder shall be computed as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Company’s Articles of Incorporation, as amended (the “Company’s Charter”), and the then-current prospectus or statement of additional information of the Successor Fund, or such other valuation procedures as shall be mutually agreed upon by the parties hereto.

                  2.2          The net asset value of a Successor Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Company’s Charter and the then-current prospectus or statement of additional information of the Successor Fund.

                  2.3          The number of Successor Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund’s net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Successor Fund Share, determined in accordance with paragraph 2.2.

                  2.4          All computations of value shall be made in accordance with the regular practices of the Custodian as administrator of the Successor Fund.

          3.     CLOSING AND CLOSING DATE.

                  3.1          The Closing Date shall be September [16], 2011, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Lazard Asset Management LLC (“Lazard”), 30 Rockefeller Plaza, New York, New York, or such other time and/or place as the parties may mutually agree.

                  3.2          The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund’s Assets have been delivered in proper form to the Successor Fund on the Closing Date. The Fund’s portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or with a permitted counterparty or futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered to the Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Custodian. The cash to be transferred by the Fund shall be delivered to the Custodian for the account of the Successor Fund by wire transfer of federal funds on the Closing Date.

                  3.3          If on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Successor Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Successor Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties hereto may agree.

                  3.4          The Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Successor Fund’s transfer agent, Boston Financial Data Services, Inc., shall issue and deliver to the Trust’s Secretary a confirmation evidencing the Successor Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Trust that such Successor Fund Shares have been credited to the Fund’s account on the books of the Successor Fund.

                  3.5          At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

                  3.6          If the Fund is unable to make delivery to the Custodian pursuant to paragraph 3.2 of any of the Assets for the reason that any of such Assets have not yet been delivered to the Fund by the Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Fund shall deliver with respect to said Assets executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Successor Fund or the Custodian, including broker confirmation slips.

          4.     REPRESENTATIONS AND WARRANTIES.

                  4.1          The Trust, on behalf of the Fund, represents and warrants to the Company, on behalf of the Successor Fund, as follows:

                                 (a) The Fund is a duly established and designated series of the Trust, a statutory trust duly organized and validly existing under the laws of the State of Delaware, and has the power to carry out its obligations under this Agreement.

                                 (b) The Trust is registered under the 1940 Act as an open-end management investment company, and the Fund’s shares are registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect. The Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

                                 (c) The current prospectus and statement of additional information of the Fund and each prospectus and statement of additional information of the Fund (including without limitation each amendment and supplement thereto) used during the three years previous to the date of this Agreement (or such shorter period of time as the Fund has been in existence) conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                                 (d) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Trust’s Declaration of Trust, as amended (the “Trust’s Charter”), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Fund or by which the Fund is bound, nor will the execution, delivery and performance of this Agreement by the Trust on behalf of the Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Fund or by which the Fund is bound.

                                 (e) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and by state securities laws.

                                 (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Trust’s knowledge threatened against the Fund or any of the Fund’s properties or assets which, if adversely determined, would materially and adversely affect the Fund’s financial condition or the conduct of the Fund’s business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Fund’s business or the Fund’s ability to consummate the transactions contemplated herein.

                                 (g) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Schedule of Investments of the Fund for each of the Fund’s two fiscal periods or years ended May 31, 2009 and May 31, 2010, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied (except in each case as described in the notes thereto), and such statements (copies of which have been furnished to the Successor Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein but that would be required to be disclosed therein in accordance with GAAP.

                                 (h) The unaudited financial statements of the Fund as of November 30, 2010, and for the six months then ended, have been prepared in accordance with GAAP, consistently applied (except in each case as described in the notes thereto), and such statements (copies of which have been furnished to the Successor Fund) fairly reflect the financial condition of the Fund as of such date, and there are no known contingent liabilities of the Fund as of such date not disclosed therein but that would be required to be disclosed therein in accordance with GAAP.

                                 (i) Since November 30, 2010, there has not been any material adverse change in the Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities in the financial statements referred to in paragraph 4.1(g) hereof. For the purposes of this paragraph (i), a decline in the net asset value of the Fund shall not constitute a material adverse change.

                                 (j) The books and records of the Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Fund.

                                 (k) As of the date hereof, except as previously disclosed to the Successor Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Fund’s knowledge, there have been no material miscalculations of the net asset value of the Fund or the net asset value per share of the Fund’s shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the requirements of the 1940 Act.

                                 (l) At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Trust no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns.

                                 (m) The Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all taxable years or applicable measurement periods and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code for all taxable years or periods (to the extent applicable) ending on or prior to the Closing Date.

                                 (n) The Fund has not, since its formation, changed its annual accounting period for federal income tax purposes, and does not hold any assets described in Section 4.02(2) of Revenue Procedure 2006-45 which would render the Fund or the Successor Fund ineligible to obtain an automatic approval of a change in its annual accounting period under Revenue Procedure 2006-45.

                                 (o) All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund’s shares, nor is there outstanding any security convertible into any of the Fund’s shares.

                                 (p) On the Closing Date, the Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets to be transferred by it hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Successor Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Successor Fund.

                                 (q) The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Company, has determined that participation in the transactions contemplated by this Agreement is in the best interests of the Fund and the Fund Shareholders and the interests of the Fund’s existing shareholders will not be diluted as a result of such transactions. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Trust or the Company and those Trustees select and nominate any other Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Company, and any person who acts as legal counsel for such Trustees is an “independent legal counsel” as defined under the 1940 Act.

                                 (r) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust’s Board of Trustees and, subject to the approval of the Fund’s shareholders, this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                                 (s) The information to be furnished by the Trust, on behalf of the Fund, in writing for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects.

                                 (t) The Registration Statement on Form N-14 and the Prospectus/Proxy Statement contained therein as amended or supplemented (the “Registration Statement”), as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conform and will conform, as it relates to the Trust and the Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and do not and will not include, as it relates to the Trust and the Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. None of the representations and warranties in this paragraph 4.1(t) shall apply to statements or omissions made in reliance upon and in conformity with written information concerning the Successor Fund and/or the Company furnished to the Fund by the Company.

                                 (u) The Fund, and the Trust with respect to the Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in the Trust’s then-current prospectus and statement of additional information with respect to the Fund. Prior to the Valuation Date, the value of the net assets of the Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in the Trust’s then-current prospectus and statement of additional information with respect to the Fund and the requirements of the 1940 Act.

                  4.2          The Company, on behalf of the Successor Fund, represents and warrants to the Trust, on behalf of the Fund, as follows:

                                 (a) The Successor Fund is a duly established and designated series of the Company, a corporation duly organized and validly existing under the laws of the State of Maryland, and has the power to carry out its obligations under this Agreement.

                                 (b) The Company is registered under the 1940 Act as an open-end management investment company, and the Successor Fund’s shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect. The Successor Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

                                 (c) The current prospectus and statement of additional information of the Successor Fund (including without limitation each amendment and supplement thereto), when used in connection with solicitation of Fund Shareholders pursuant to the Registration Statement, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they are made, not misleading.

                                 (d) The Successor Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Company’s Charter or its By Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Successor Fund or by which the Successor Fund is bound, nor will the execution, delivery and performance of this Agreement by the Company on behalf of the Successor Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Successor Fund or by which the Successor Fund is bound.

                                 (e) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Successor Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the 1934 Act and the 1940 Act and by state securities laws.

                                 (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Company’s knowledge threatened against the Successor Fund or any of the Successor Fund’s properties or assets which, if adversely determined, would materially and adversely affect the Successor Fund’s financial condition or the conduct of the Successor Fund’s business. The Successor Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Successor Fund’s business or the Successor Fund’s ability to consummate the transactions contemplated herein.

                                 (g) The Successor Fund does not have and will not have had any assets or investment operations at any time prior to the Closing Date. As of the time immediately following the Closing, the former shareholders of the Fund will own all of the outstanding Successor Funds Shares. Upon filing of its first federal income tax return at the completion of its first taxable year, the Successor Fund will elect to be treated as a regulated investment company under Subchapter M of the Code and until such time will take all steps necessary to ensure qualification as a regulated investment company under Subchapter M of the Code.

                                 (h) All Successor Fund Shares to be issued pursuant to paragraph 1.1 of this Agreement) will be, duly and validly issued and outstanding, fully paid and non-assessable by the Successor Fund and will be offered and sold in compliance with applicable registration or other requirements of the 1933 Act and state securities laws. The Successor Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Successor Fund Shares, nor is there outstanding any security convertible into any Successor Fund Shares.

                                 (i) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Company’s Board of Directors and, subject to the approval of the Fund’s shareholders, this Agreement will constitute the valid and legally binding obligation of the Company, on behalf of the Successor Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                                 (j) The Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Company and Successor Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Successor Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. No representations and warranties in this paragraph 4.2(j) shall apply to statements or omissions made in reliance upon and in conformity with written information concerning the Fund furnished to the Successor Fund by the Trust.

                                 (k) No consideration other than the Successor Fund Shares (and the Successor Fund’s assumption of the Fund’s stated liabilities) will be issued in exchange for the Fund’s assets in the Reorganization.

5. COVENANTS OF THE COMPANY AND THE TRUST, ON BEHALF OF THE SUCCESSOR FUND AND THE FUND, RESPECTIVELY.

                  5.1          The Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions and the purchase and sale of Fund assets.

                  5.2          The Trust will call a meeting of the Fund’s shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

                  5.3          Subject to the provisions of this Agreement, the Fund and the Successor Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

                  5.4          As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust shall furnish the Successor Fund, in such form as is reasonably satisfactory to the Successor Fund, a statement of the earnings and profits of the Fund for federal income tax purposes and of any capital loss carryovers and other items which will be carried over to the Successor Fund under the Code and which will be certified by the Trust’s Treasurer.

                  5.5          The Trust, on behalf of the Fund, will employ its reasonable best efforts to provide the Successor Fund with information reasonably necessary for the preparation of the Registration Statement.

                  5.6          The Successor Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                  5.7          The Trust, on behalf of the Fund, covenants that the Fund is not acquiring the Successor Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

                  5.8          As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund’s shareholders consisting of the Successor Fund Shares received at the Closing.

                  5.9          From and after the date of this Agreement, each of the Fund and the Successor Fund and the Trust and the Company shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code.

          6.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR FUND.

                  The obligations of the Successor Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                  6.1          All representations and warranties of the Trust, on behalf of the Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

                  6.2          The Trust shall have delivered to the Successor Fund a statement of the Fund’s assets and liabilities, together with a list of the Fund’s portfolio securities and other investments showing the federal income tax basis of such securities by lot and the holding periods of such securities and other investments, as of the Closing Date, certified by the Trust’s Treasurer.

                  6.3          The Trust shall have delivered to the Successor Fund on the Closing Date a certificate executed in the Trust’s name by the Trust’s President or Treasurer, in form and substance satisfactory to the Successor Fund, to the effect that the representations and warranties of the Trust, on behalf of the Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Successor Fund shall reasonably request.

                  6.4          The Fund and Trust shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Fund or Trust, as the case may be, on or before the Closing Date.

                  6.5          The Successor Fund shall have received from the Fund a certificate of the Trust’s Secretary certifying (a) the accuracy and effectiveness of the Trust’s Charter and ByLaws, (b) the adoption, accuracy and effectiveness of the resolutions adopted by the Trust’s Board of Trustees and the Fund’s shareholders regarding the Reorganization, and (c) the incumbency of certain officers of the Trust and the genuineness of their signatures.

          7.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

                  The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Successor Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                  7.1          All representations and warranties of the Company, on behalf of the Successor Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                  7.2          The Company shall have delivered to the Fund on the Closing Date a certificate executed in the Company’s name by the Company’s President or its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Company, on behalf of the Successor Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

                  7.3          The Successor Fund or the Company, as the case may be, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Successor Fund or the Company, as the case may be, on or before the Closing Date.

                  7.4          The Fund shall have received from the Successor Fund a certificate of the Company’s Secretary certifying (a) the accuracy and effectiveness of the Company’s Charter and By-Laws, (b) the adoption, accuracy and effectiveness of the resolutions adopted by the Company’s Board of Directors regarding the Reorganization, and (c) the incumbency of certain officers of the Company and the genuineness of their signatures.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE SUCCESSOR FUND.

                  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Successor Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

                  8.1          This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Trust’s Charter and By-Laws, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Successor Fund.

                  8.2          On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                  8.3          All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Successor Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Successor Fund, provided that either party hereto may for itself waive any of such conditions.

                  8.4          The Fund and the Successor Fund shall have agreed on the number of full and fractional Successor Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.2.

                  8.5          The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                  8.6          The parties shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that, based on certain facts, qualifications, assumptions and representations, and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                                 (a) The transfer of all of the Fund’s assets to the Successor Fund in exchange solely for the Successor Fund Shares and the assumption by the Successor Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those

Successor Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and each of the Fund and the Successor Fund will be “a party to a reorganization”; (b) no gain or loss will be recognized by the Successor Fund upon the receipt of the assets of the Fund in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund’s assets to the Successor Fund in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Successor Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Successor Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Successor Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Fund Shareholder immediately prior to the Reorganization, and the holding period of those Successor Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); (f) the tax basis of each Fund asset acquired by the Successor Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Successor Fund will include the period during which that asset was held by the Fund; and (g) for purposes of Section 381 of the Code, the Successor Fund will be treated as the Fund would have been had there been no reorganization. Accordingly, the taxable year of the Fund will not end on the effective date of the Reorganization and the tax attributes of the Fund will be taken into account by the Successor Fund as if there had been no reorganization. The Fund will not be required to file a federal income tax return for any portion of its taxable year ending on the effective date of the Reorganization. The delivery of such opinion is conditioned upon receipt by Stroock & Stroock & Lavan LLP of representations it shall request of the Successor Fund and the Fund. Notwithstanding anything herein to the contrary, neither the Successor Fund nor the Fund may waive the condition set forth in this paragraph 8.6.

                                 In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

                                 No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Successor Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

                  8.7          The transactions contemplated by this Agreement shall not be consummated unless any closing conditions set forth in the Asset Purchase Agreement between Alesco and

Lazard, dated June 1, 2011 (the “Asset Purchase Agreement”) have been satisfied as provided in the Asset Purchase Agreement.

          9.     TERMINATION OF AGREEMENT; EXPENSES.

                  9.1          This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party (i) by mutual agreement of the parties, (ii) if the Closing shall not have occurred on or before December 31, 2011, unless such date is extended by mutual agreement of the parties, (iii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith, or (iv) upon termination of the Asset Purchase Agreement. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

                  9.2          Each party acknowledges that all expenses directly incurred in connection with the Reorganization will be borne by [_________] and shall not be borne by the Fund or the Successor Fund.

          10.    WAIVER.

                  At any time prior to the Closing Date, except as otherwise expressly provided, any of the conditions set forth in Section 6, 7 and 8 may be waived by the Board of Trustees of the Trust or the Board of Directors of the Company if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Successor Fund, as the case may be.

          11.    MISCELLANEOUS.

                  11.1        None of the representations and warranties included or provided for herein shall survive the successful consummation of the Closing.

                  11.2        This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

                  11.3        This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Company, on behalf of the Successor Fund, and the Trust, on behalf of the Fund, shall be governed and construed in accordance with the internal laws of the State of Delaware and the State of Maryland, respectively, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

                  11.4        This Agreement may be amended only by a signed writing between the parties.

                  11.5        This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                  11.6        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                  11.7        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members or officers of the Trust or the Company, or shareholders, nominees, agents, or employees of the Fund or the Successor Fund personally, but shall bind only the property of the Fund or the Successor Fund, as the case may be, as provided in the Trust’s Charter or the Company’s Charter. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Successor Fund, as the case may be.

          IN WITNESS WHEREOF, the Trust, on behalf of the Fund, and the Company, on behalf of the Successor Fund, have each caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

THE LAZARD FUNDS, INC. on behalf of Lazard [_______________] Portfolio

By:

Charles L. Caroll President

ATTEST:

Brian D. Simon Assistant Secretary

TRUST FOR PROFESSIONAL MANAGERS on behalf of Grubb & Ellis AGA [_______] Fund

By:

Joseph C. Neuberger President

ATTEST:

John P. Buckel Vice President

GRUBB & ELLIS AGA [_______] FUND

          The undersigned shareholder(s) of Grubb & Ellis AGA [___________] Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”), hereby appoint John P. Buckel and Jesse J. Schmitting, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on July 29, 2011 at a Special Joint Meeting of Shareholders to be held at the offices of the Fund’s administrator, U.S. Bancorp Fund Services, LLC at [__] [a.m./p.m.], on Wednesday, September 14, 2011, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE TRUST’S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PROXY TABULATOR [STREET] [CITY], [STATE] [ZIP CODE]

THREE EASY WAYS TO VOTE YOUR PROXY

To vote by Internet
1)	Read the Prospectus/Proxy Statement and have the proxy card below at hand.
2)	Go to website [www.proxyvote.com].
3)	Follow the instructions provided on the website.

To vote by Telephone
1)	Read the Prospectus/Proxy Statement and have the proxy card below at hand.
2)	Call [TELEPHONE NUMBER].
3)	Follow the recorded instructions.

To vote by Mail
1)	Read the Prospectus/Proxy Statement.
2)	Check the appropriate box on the proxy card below.
3)	Sign and date the proxy card.
4)	Return the proxy card in the enclosed postage-paid envelope provided.

If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

TO VOTE, MARK ONE OF THE BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

GRUBB & ELLIS AGA [ _______________ ] FUND

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Lazard [__________________] Portfolio (the “Successor Fund”), a series of The Lazard Funds, Inc., in exchange for Open Shares of the Successor Fund having an aggregate net asset value equal to the value of the Fund’s net assets and the assumption by the Successor Fund of the Fund’s stated liabilities (the “Reorganization”). Open Shares of the Successor Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A shareholders in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Trust.

FOR	AGAINST	ABSTAIN
☐	☐	☐

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Joint Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Signature (PLEASE SIGN WITHIN BOX)	Date	Signature (Joint Owners)	Date

STATEMENT OF ADDITIONAL INFORMATION

August [__], 2011

Acquisition of the Assets of

GRUBB & ELLIS AGA REALTY INCOME FUND
GRUBB & ELLIS AGA U.S. REALTY FUND
GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND
(series of Trust for Professional Managers)

Grubb & Ellis AGA Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
877-40-GRUBB (877-404-7822)

By and in Exchange for Open Shares of

LAZARD U.S. REALTY INCOME PORTFOLIO
LAZARD U.S. REALTY EQUITY PORTFOLIO
LAZARD INTERNATIONAL REALTY EQUITY PORTFOLIO
(series of The Lazard Funds, Inc.)

30 Rockefeller Plaza
New York, New York 10112-6300
(800) 823-6300

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement, dated August [__], 2011 relating specifically to the proposed transfer of all of the assets and liabilities of Grubb & Ellis AGA Realty Income Fund, Grubb & Ellis AGA U.S. Realty Fund and Grubb & Ellis AGA International Realty Fund (individually, the “Fund” or collectively, the “Funds”), series of Trust for Professional Managers (the “Trust”), in exchange for Open Shares of Lazard U.S. Realty Income Portfolio, Lazard U.S. Realty Equity Portfolio and Lazard International Realty Equity Portfolio (the “Successor Funds”), respectively, each series of The Lazard Funds, Inc. (the “Company”). The transfer is to occur pursuant to separate Agreements and Plans of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Successor Funds’ Statement of Additional Information dated [_______], 2011.

2.	The Funds’ Statement of Additional Information dated September 28, 2010.

3.	The Funds’ Annual Report for the fiscal year ended May 31, 2011.

          The Prospectus/Proxy Statement, dated August [ __ ], 2011 may be obtained by writing or calling Grubb & Ellis AGA Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701 Milwaukee, Wisconsin 53201-0701 or 877-40-GRUBB (877-404-7822) or the Successor Funds at 30 Rockefeller Plaza, New York, New York 10112-6300 or (800) 823-6300.

DOCUMENTS INCORPORATED BY REFERENCE

          The Successor Funds’ Statement of Additional Information dated [_________], 2011 is incorporated herein by reference to the Company’s Post-Effective Amendment No. 61 under the Securities Act of 1933, as amended (the “Securities Act”), to its Registration Statement on Form N-1A, filed [_________], 2011 (File No. 33-40682). The Funds’ Statement of Additional Information dated September 28, 2010 is incorporated herein by reference to the Trust’s Post-Effective Amendment No. 203 under the Securities Act of 1933, as amended, to its Registration Statement on Form N-1A, filed September 28, 2010 (File No. 333-62298). The financial statements of the Funds are incorporated herein by reference to their Annual Report for their fiscal year ended May 31, 2011, filed August [__], 2011.

THE LAZARD FUNDS, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 30 of Part C of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (the “N-1A Registration Statement”), filed on June 17, 2011 (File No. 33-40682).

Item 16	Exhibits.

(1)	Articles of Incorporation, Articles of Amendment and Articles Supplementary(1), (2), (3), (4), (5), (6), (7), (8), (9), (10), (11), (12),(13)**

(2)	Registrant’s Amended and Restated By-Laws is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 38 to the N-1A Registration Statement, filed on February 27, 2006.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement**

(7)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 34 to the N-1A Registration Statement, filed on July 20, 2005.

(8)	Not Applicable.

(9)	Amended and Restated Custodian Contract is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 28 to the N-1A Registration Statement, filed on April 29, 2003.

(10)(a)	Distribution and Servicing Plan**

(10)(b)	Form of Servicing Agreement**

(10)(c)	Rule 18f-3 Plan**

(11)	Opinion and Consent of Registrant’s counsel**

(12)	Opinion and Consent of counsel regarding tax matters**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm**

(15)	Not Applicable.

(16)	Power of Attorney*

(17)

The Prospectus and Statement of Additional Information of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 60 to the N-1A Registration Statement, filed on June 17, 2011.

1. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 28 to the N-1A Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on April 29, 2003.

2. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 22 to the N-1A Registration Statement filed with the SEC on December 29, 2000.
3. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 25 to the N-1A Registration Statement filed with the SEC on April 30, 2001.
4. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 31 to the N-1A Registration Statement filed with the SEC on December 3, 2004.
5. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 34 to the N-1A Registration Statement filed with the SEC on July 20, 2005.
6. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 38 to the N-1A Registration Statement filed with the SEC on February 27, 2006.
7. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 42 to the N-1A Registration Statement filed with the SEC on February 13, 2008.
8. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 44 to the N-1A Registration Statement filed with the SEC on April 29, 2008.
9. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 48 to the N-1A Registration Statement filed with the SEC on September 24, 2008.
10. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 51 to the N-1A Registration Statement filed with the SEC on December 22, 2009.
11. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 53 to the N-1A Registration Statement filed with the SEC on April 9, 2010.
12. Incorporated by reference to Exhibit(a) of Post-Effective Amendment No. 58 to the N-1A Registration Statement filed with the SEC on March 31, 2011.

*	Filed herein or herewith.
**	To be filed by post-effective amendment.

Item 17.	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 29th day of June, 2011.

THE LAZARD FUNDS, INC.

By:	/s/ Charles L. Caroll

Charles L. Caroll, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles L. Caroll	President and Director	June 29, 2011
Charles L. Carroll

/s/ Stephen St. Clair	Treasurer and Chief Financial Officer	June 29, 2011
Stephen St. Clair

/s/ Ashish Bhutani*	Director	June 29, 2011
Ashish Bhutani

/s/ Kenneth S. Davidson*	Director	June 29, 2011
Kenneth S. Davidson

/s/ Nancy A. Eckl*	Director	June 29, 2011
Nancy A. Eckl

/s/ Lester Z. Lieberman*	Director	June 29, 2011
Lester Z. Lieberman

/s/ Leon M. Pollack*	Director	June 29, 2011
Leon M. Pollack

/s/ Richard Reiss, Jr. *	Director	June 29, 2011
Richard Reiss, Jr.

/s/ Robert M. Solmson*	Director	June 29, 2011
Robert M. Solmson

*By:	/s/ Nathan A. Paul
Attorney-in-fact, Nathan A. Paul

Exhibit Index

(16)	Power of Attorney.